Consolidated Statements of Changes in Shareholders' Equity - Medmen Enterprises Inc. [Member] - USD ($)	Super Voting [Member]	Subordinate Voting [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Equity Attributable To Shareholders Of Medmen [Member]	Noncontrolling Interest [Member]	Total [Member]
Beginning balance, value at Jun. 29, 2019	$ 164,999		$ 613,356,006	$ (370,382,824)	$ 243,138,181	$ (31,867,405)	$ 211,270,776
Beginning balance, shares at Jun. 29, 2019	1,630,590	173,010,922
Net Loss				(247,264,382)	(247,264,382)	(279,266,058)	(526,530,440)
Controlling Interest Equity Transactions
Shares Issued for Cash			50,193,938		50,193,938		50,193,938
Shares Issued for Cash, shares		61,596,792
Shares Issued to Settle Accounts Payable and Liabilities			7,477,045		7,477,045		7,477,045
Shares Issued to Settle Accounts Payable and Liabilities, shares		24,116,461
Equity Component of Debt - New and Amended			23,781,053		23,781,053		23,781,053
Redemption of MedMen Corp Redeemable Shares			44,878,551	(12,685,751)	32,192,800	(32,192,800)
Redemption of MedMen Corp Redeemable Shares, shares		83,119,182
Shares Issued for Vested Restricted Stock Units
Shares Issued for Vested Restricted Stock Units, shares		329,548
Stock Grants for Compensation			3,621,769		3,621,769	35,157	3,656,926
Stock Grants for Compensation, shares		4,675,017
Deferred Tax Impact On Conversion Feature			(10,452,700)	(557,289)	(11,009,989)		(11,009,989)
Share-Based Compensation			5,916,125		5,916,125		5,916,125
Repurchase and Cancellation of Super Voting Shares	$ (82,500)		82,500	(475,650)	(475,650)		(475,650)
Cancellation of Super Voting Shares, shares	(815,295)
Non-Controlling Interest Equity Transactions
Equity Component on Debt and Debt Modification						5,331,969	5,331,969
At-the-Market Equity Financing Program, Net			12,399,252		12,399,252		12,399,252
At-the-Market Equity Financing Program, Net, shares		9,789,300
Shares Issued to Settle Debt and Accrued Interest			5,255,172		5,255,172		5,255,172
Shares Issued to Settle Debt and Accrued Interest, shares		6,801,790
Shares Issued to Settle Contingent Consideration			11,559,875		11,559,875		11,559,875
Shares Issued to Settle Contingent Consideration, shares		13,737,444
Asset Acquisitions			4,904,381		4,904,381		4,904,381
Asset Acquisitions, shares		7,373,034
Shares Issued for Other Assets			7,802,182		7,802,182		7,802,182
Shares Issued for Other Assets, shares		13,479,589
Shares Issued for Acquisition Costs			564,464		564,464		564,464
Shares Issued for Acquisition Costs, shares		765,876
Shares Issued for Business Acquisition			9,833,000		9,833,000		9,833,000
Shares Issued for Business Acquisition, shares		5,112,263
Distributions						(310,633)	(310,633)
Share-Based Compensation						1,492,073	1,492,073
Ending balance, value at Jun. 27, 2020	$ 82,500		791,172,613	(631,365,896)	159,889,217	(336,777,697)	(176,888,480)
Ending balance, shares at Jun. 27, 2020	815,295	403,907,218
Beginning balance, value at Jun. 27, 2020	$ 82,500		791,172,613	(631,365,896)	159,889,217	(336,777,697)	(176,888,480)
Beginning balance, shares at Jun. 27, 2020	815,295	403,907,218
Net Loss				124,145,525	124,145,525	33,452,234	157,597,759
Controlling Interest Equity Transactions
Shares Issued for Cash			28,885,912		28,885,912		28,885,912
Shares Issued for Cash, shares		89,050,000
Shares Issued to Settle Debt and Lender Fees			2,010,504		2,010,504		2,010,504
Shares Issued to Settle Debt and Lender Fees, shares		4,305,148
Shares Issued to Settle Accounts Payable and Liabilities			3,610,650		3,610,650		3,610,650
Shares Issued to Settle Accounts Payable and Liabilities, shares		17,872,181
Equity Component of Debt - New and Amended			61,689,375		61,689,375		61,689,375
Redemption of MedMen Corp Redeemable Shares			33,365,851	44,642,898	78,008,749	(78,008,749)
Redemption of MedMen Corp Redeemable Shares, shares		175,140,972
Shares Issued for Vested Restricted Stock Units			$ 1,782,993		$ 1,782,993		$ 1,782,993
Shares Issued for Vested Restricted Stock Units, shares		11,658,293
Shares Issued for Exercise of Warrants			1,622,377		1,622,377		1,622,377
Shares Issued for Exercise of Warrants, shares		8,807,605
Shares Issued for Conversion of Debt			$ 2,371,782		$ 2,371,782		$ 2,371,782
Shares Issued for Conversion of Debt, shares		16,014,663
Stock Grants for Compensation			55,163		55,163		55,163
Stock Grants for Compensation, shares		110,294
Deferred Tax Impact On Conversion Feature			(20,418,996)		(20,418,996)	(1,210,052)	(21,629,048)
Share-Based Compensation			3,625,990		3,625,990		3,625,990
Repurchase and Cancellation of Super Voting Shares	$ (82,500)		82,500
Cancellation of Super Voting Shares, shares	(815,295)
Deemed Dividend - Down Round Feature of Warrants			6,364,183	(6,364,183)
Warrants Issued Pursuant to Private Placements			(7,228,211)		(7,228,211)		(7,228,211)
Non-Controlling Interest Equity Transactions
Equity Component on Debt and Debt Modification						4,055,133	4,055,133
Ending balance, value at Jun. 26, 2021			$ 908,992,686	$ (717,232,706)	$ 191,759,980	$ (445,393,599)	$ (253,633,619)
Ending balance, shares at Jun. 26, 2021		726,866,374